CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Capital Stock	Warrant Reserve	Share-based Payment Reserve	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018	558,316,916
Beginning balance, amount at Dec. 31, 2018	$ 275,068	$ 13,600	$ 16,630	$ (5,292)	$ (43,056)	$ 256,950
Bought deal financing share issuance costs (Note 13(b))		(1,821)	(252)			(2,073)
Proceeds from private placements (Note 11(b)), shares	33,095,772
Proceeds from private placements (Note 11(b)), amount	$ 8,392	1,018				9,410
Flow-through share premium liability	$ (771)					(771)
Share issuance cost, shares	370,250
Share issuance cost, amount	$ (131)	(21)				(152)
Exercise of warrants, shares 13(c))	214,200
Exercise of warrants, amount	$ 108	(65)				43
Share-based payments			2,168			2,168
Loss for the year					(6,959)	(6,959)
Other comprehensive loss				1,643		1,643
Ending balance, shares at Dec. 31, 2019	591,997,138
Ending balance, amount at Dec. 31, 2019	$ 282,666	14,532	18,798	(3,649)	(50,015)	262,332
Proceeds from bought deal financing (Note 13(b)), shares	57,500,000
Proceeds from bought deal financing (Note 13(b)), amount	$ 25,339	3,411				28,750
Proceeds from private placements (Note 11(b)), shares	40,198,095
Proceeds from private placements (Note 11(b)), amount	$ 8,160	1,122				9,282
Flow-through share premium liability		(300)				(300)
Share issuance cost, amount		(136)	(22)			(158)
At-the-market distributions, shares	532,000
At-the-market distributions, amount	$ 125					125
Exercise of options, shares	3,717,500
Exercise of options, amount	$ 1,817		(606)			1,211
Exercise of warrants, shares 13(c))	247,500
Exercise of warrants, amount	$ 98	(13)				85
Shares issued in connection with 2016 mineral property acquisition, shares	24,220
Shares issued in connection with 2016 mineral property acquisition, amount	$ 4					4
Shares issued on acquisition of the East Cedartree claims (Note 8(c)), shares	3,000,000
Shares issued on acquisition of the East Cedartree claims (Note 8(c)), amount	$ 1,215					1,215
Warrants issued to First Majestic Silver Corp. (Note 5)		6,278				6,278
Obligation to distribute investments					(34,040)	(34,040)
Share-based payments			1,400			1,400
Loss for the year					(32,815)	(32,815)
Other comprehensive loss				2,257		2,257
Ending balance, shares at Dec. 31, 2020	697,216,453
Ending balance, amount at Dec. 31, 2020	$ 317,167	$ 25,056	$ 19,592	$ (1,392)	$ (116,870)	$ 243,553